CONTRACT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
CONTRACT ASSETS
Schedule of Deferred costs and estimated earnings
	September 30, 2023	December 31, 2022
Deferred costs	$1,054,354	$311,911
Estimated earnings	-	-
Total deferred costs and estimated earnings	1,054,354	311,911
Billings to date	145,919	92,938
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$1,200,273	$404,849

	2022	2021
Deferred costs	$311,911	$-
Estimated earnings	-	-
	311,911	-
Add: billings to date	92,938	-
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$404,849	$-